Balance sheet Components - Summary Of Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet Related Disclosures [Abstract]
Prepaid equipment	$ 2,923	$ 1,352
Prepaid software	4,494	1,076
Prepaid taxes	1,332	243
Prepaid insurance	8,031	156
Other	636	205
Total	$ 17,416	$ 3,032